Stock Compensation and Other Benefit Plans	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock Compensation and Other Benefit Plans

12. Stock Compensation and Other Benefit Plans

Equity Incentive Plan

On January 29, 2021, stockholders approved the 2021 Equity Incentive Plan, (the “Plan”), replacing the 2018 Equity Incentive Plan, (the “2018 Plan”), pursuant to which the Company’s Board of Directors may grant stock awards, including stock options, stock appreciation rights, restricted stock awards, restricted stock units and other stock-based awards, to officers, key employees, and directors. The Plan allows for non-employee director grants, which are accounted for in the same manner as employee awards. There are 10,027 registered shares of common stock reserved for issuance under the Plan. During the three months ended March 31, 2021, no awards were granted under the Plan.

There are 5,371 registered shares of common stock reserved for issuance upon exercise or settlement, as applicable, of awards made under the 2018 Plan. While no further awards may be granted under the 2018 Plan, that plan continues to govern all outstanding awards previously issued under it.

Vesting of the restricted stock units issued under the 2018 Plan (“2018 RSUs”) was dependent on a liquidity event, the Business Combination, which occurred on January 29, 2021. Accordingly, the Company recognized a one-time stock-based compensation expense of $2,616 as of that date as a retroactive catch-up of cumulative stock-based compensation expense for such awards from their original grant dates. Total stock-based compensation expense related to 2018 RSU’s was $6,244 during the three months ended March 31, 2021. As of March 31, 2021, the Company had 1,830 granted but unvested 2018 RSU’s with unrecognized stock-based compensation expense of $17,111 remaining.

Total stock-based compensation expense was $6,287 and $19 for the three months ended March 31, 2021 and 2020, respectively. Of these amounts, $6,027 and $19 were included in SG&A for the three months ended March 31, 2021 and 2020, respectively, and $260 and zero, respectively, in COGS for the three months ended March 31, 2021 and 2020, respectively, within the Company’s unaudited condensed consolidated statements of operations and comprehensive loss.

Employee Stock Purchase Plan

On January 29, 2021, stockholders approved the 2021 Employee Stock Purchase Plan, (the “ESPP”). The ESPP provides eligible employees with a means of acquiring equity in the Company at a discounted price using their own accumulated payroll deductions. Under the terms of the ESPP employees can elect to have amounts of their annual compensation withheld, up to a maximum set by the board, to purchase shares of Company common stock for a purchase price equal to 85% of the lower of the fair market value per share (at closing) of Company common stock on (i) the offering date or (ii) the respective purchase date. There are 2,005 shares of common stock reserved for issuance under the ESPP. During the three months ended March 31, 2021, there were no shares purchased under the ESPP.

Employee Cash Incentive Plan

On March 23, 2021, the Compensation Committee of the Board (the “Committee”) adopted an Employee Cash Incentive Plan (the “Cash Incentive Plan”) which will govern the terms of annual cash incentive awards granted to eligible employees of the Company, as determined by the Committee from time to time. The Company’s named executive officers are eligible to participate in the Cash Incentive Plan, except that Jonathan Webb, the Company’s Chief Executive Officer, is not eligible to participate for the 2021 performance period. The Committee (or its delegate) will administer the Cash Incentive Plan and will have the authority to determine all of the awards granted under the Cash Incentive Plan.

The Cash Incentive Plan provides for a cash incentive award determined based on the achievement of specified annual Company performance goals, which include net revenue, adjusted EBITDA and improvement in the Company’s benefit corporation certification score, as well as individual performance goals. The performance measures for the Company’s named executive officers for the Company’s fiscal year ending December 31, 2021 will be described in the Company’s annual proxy statement filed in 2022. Each eligible employee will be assigned an individual incentive target expressed as a percentage of the employee’s annual base salary.

Following the end of each annual performance period, the Committee will determine achievement of the Company and individual performance goals. The Committee may modify and/or adjust the performance goals or the related level of achievement, in whole or in part, as it deems appropriate or equitable. Any cash incentive awards that become payable under the Cash Incentive Plan will generally be paid no later than 90 days following the end of the applicable performance period. In order to receive an award under the Cash Incentive Plan, the participant must generally remain employed and in good standing with the Company through the date of payment.